21. PROVISION FOR ENVIRONMENTAL LIABILITIES AND ASSET RETIREMMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Provision For Environmental Liabilities And Asset Retirement Obligations
Schedule of provision for environmental liabilities and asset retirement obligation

The balance of provisions for environmental liabilities and deactivation of assets can be shown as follows:

		Consolidated
	12/31/2020	12/31/2019
Environmental liabilities	192,830	192,270
Asset retirement obligations	611,005	331,731
	803,835	524,001